Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Credit Suisse Securities (USA) LLC

Column Financial, Inc.

Credit Suisse Commercial Mortgage Securities Corp.

11 Madison Avenue, 4th Floor

New York, NY 10010

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Credit Suisse Securities (USA) LLC, Column Financial, Inc. and Credit Suisse Commercial Mortgage Securities Corp. (collectively, the “Company”, as the engaging party or the “Specified Party”), solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the CSMC 2021-GATE, Commercial Mortgage Pass-Through Certificates, Series 2021-GATE securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Party has agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Party has agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Party has requested that the procedures be performed on a single mortgage loan (the “Mortgage Loan Asset”) secured by three mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Party. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Party would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of December 9, 2021.

•	The phrase “LIBOR Assumption” refers to the rate of 0.094000%.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on November 29, 2021 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	CSMC 2021-GATE Annex A-1.xlsx (provided on November 29, 2021).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.

•	The phrase “Engineering Report” refers to a signed property condition assessment document.
•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document.
•	The phrase “Fee Schedule” refers to documentation for the servicing fees related to the Transaction.
•	The phrase “Loan Agreement” refers to a signed loan agreement.
•	The phrase “Mezzanine Loan Agreement” refers to a signed mezzanine loan agreement.
•	The phrase “Title Policy” refers to a proforma or signed title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.
•	The phrase “Underwritten Rent Roll” refers to a rent roll document summarizing the lease terms of the underlying tenants.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From October 28, 2021 through November 29, 2021, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Party (including for the purpose of substantiating the Specified Party’s “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Party.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

November 29, 2021

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

CSMC 2021-GATE	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	No.	None - Company Provided	None
2	Property Name	None - Company Provided	None
3	Street Address	Appraisal Report	None
4	City	Appraisal Report	None
5	State	Appraisal Report	None
6	Zip Code	Appraisal Report	None
7	Year Built	Appraisal Report	None
8	Year Renovated / Redeveloped	Appraisal Report	None
9	SF	Underwritten Rent Roll	None
10	Property Type	Appraisal Report	None
11	Property Sub-Type	Appraisal Report	None
12	Ownership Interest	Title Policy	None
13	Original Mortgage Loan Amount ($)	Loan Agreement	None
14	Cut-Off Date Mortgage Loan Amount ($)	Recalculation	None
15	Cut-Off Date Mortgage Loan Amount Per SF	Recalculation	None
16	Percentage of Cut-Off Date Mortgage Loan Amount	Recalculation	None
17	Maturity Mortgage Loan Amount ($)	Recalculation	None
18	Mezzanine Loan Balance	Mezzanine Loan Agreement	None
19	Addit Debt Permitted (Y/N)	Loan Agreement	None
20	Addit Debt Exist (Y/N)	Loan Agreement	None
21	Mortgage Spread (%)	Loan Agreement	None
22	Mezzanine Spread (%)	Mezzanine Loan Agreement	None
23	Index	Loan Agreement	None
24	Master & Primary Servicing Fee Rate	Fee Schedule	None
25	Trustee & Paying Agent Fee	Fee Schedule	None
26	Operating Advisor Fee	Fee Schedule	None
27	CREFC Fee	Fee Schedule	None
28	Admin. Fee	Recalculation	None
29	Net Mortgage Rate	Recalculation	None
30	Amortization Type	Loan Agreement	None
31	Accrual Type	Loan Agreement	None
32	Annual Debt Service	Recalculation	None
33	Monthly Debt Service	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

CSMC 2021-GATE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
34	I/O Period	Loan Agreement	None
35	Term	Recalculation	None
36	Rem. Term	Recalculation	None
37	Amort. Term	Loan Agreement	None
38	Seasoning	Recalculation	None
39	CutOff Date	None - Company Provided	None
40	Payment Date	Loan Agreement	None
41	Grace Period (Late Payment)	Loan Agreement	None
42	Grace Period (Default)	Loan Agreement	None
43	Note Date	Loan Agreement	None
44	First Payment Date	Loan Agreement	None
45	Maturity Date	Loan Agreement	None
46	Extended Maturity Date	Loan Agreement	None
47	Original String	Loan Agreement	None
48	As-Is Appraised Date	Appraisal Report	None
49	As-Is Appraised Value ($)	Appraisal Report	None
50	Cut-off Date As-Is LTV	Recalculation	0.001%
51	As-Is Appraised Value Per SF	Recalculation	None
52	Environmental Phase I Report Date	Environmental Report	None
53	Phase II Performed	Environmental Report	None
54	Engineering Report Date	Engineering Report	None
55	Seismic Zone 3 or 4 (Y/N)	Engineering Report	None
56	Seismic Report Date	Not Applicable*	None
57	PML %	Not Applicable*	None
58	Current Occupancy (10/4/2021)	Underwritten Rent Roll	0.001%
59	2019 EGI	Underwriting File	$1.00
60	2019 Expenses	Underwriting File	$1.00
61	2019 NOI	Underwriting File	$1.00
62	2020 EGI	Underwriting File	$1.00
63	2020 Expenses	Underwriting File	$1.00
64	2020 NOI	Underwriting File	$1.00
65	T12 Sept 2021 EGI	Underwriting File	$1.00
66	T12 Sept 2021 Expenses	Underwriting File	$1.00
67	T12 Sept 2021 NOI	Underwriting File	$1.00
68	UW EGI	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

CSMC 2021-GATE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
69	UW Expenses	Underwriting File	$1.00
70	UW NOI	Underwriting File	$1.00
71	UW NOI Debt Yield	Recalculation	0.001%
72	UW NOI DSCR	Recalculation	0.001x
73	Largest Tenant	Underwritten Rent Roll	None
74	Largest Tenant Lease Expiration	Underwritten Rent Roll	None
75	Largest Tenant NSF	Underwritten Rent Roll	None
76	Largest Tenant % of NSF	Recalculation	None
77	2nd Largest Tenant	Underwritten Rent Roll	None
78	2nd Largest Tenant Lease Expiration	Underwritten Rent Roll	None
79	2nd Largest Tenant NSF	Underwritten Rent Roll	None
80	2nd Largest Tenant % of NSF	Recalculation	None
81	3rd Largest Tenant	Underwritten Rent Roll	None
82	3rd Largest Tenant Lease Expiration	Underwritten Rent Roll	None
83	3rd Largest Tenant NSF	Underwritten Rent Roll	None
84	3rd Largest Tenant % of NSF	Recalculation	None

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

CSMC 2021-GATE	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
14	Cut-Off Date Mortgage Loan Amount ($)	Set equal to the Original Mortgage Loan Amount ($).
15	Cut-Off Date Mortgage Loan Amount Per SF	Quotient of (i) Cut-Off Date Mortgage Loan Amount ($) and (ii) SF.
16	Percentage of Cut-Off Date Mortgage Loan Amount	Quotient of (i) Cut-Off Date Mortgage Loan Amount ($) and (ii) the aggregate Cut-Off Date Mortgage Loan Amount ($) of the Collateral.
17	Maturity Mortgage Loan Amount ($)	Set equal to the Original Mortgage Loan Amount ($).
28	Admin. Fee	Sum of (i) Master & Primary Servicing Fee Rate, (ii) Trustee & Paying Agent Fee, (iii) Operating Advisor Fee and (iv) CREFC Fee.
29	Net Mortgage Rate	Difference between (i) the sum of (A) Mortgage Spread (%) and (B) LIBOR Assumption and (ii) Admin. Fee.
32	Annual Debt Service	Product of (i) Cut-Off Date Mortgage Loan Amount ($) multiplied by (ii) the sum of (A) Mortgage Spread (%) and (B) LIBOR Assumption, and (iii) Accrual Type.
33	Monthly Debt Service	Quotient of (i) Annual Debt Service and (ii) 12.
35	Term	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and including (ii) Maturity Date.
36	Rem. Term	Difference between (i) Term and (ii) Seasoning.
38	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date, to and inclusive of (ii) CutOff Date.
50	Cut-off Date As-Is LTV	Quotient of (i) Cut-off Date Mortgage Loan Amount ($) and (ii) aggregate As-Is Appraised Value ($).
51	As-Is Appraised Value Per SF	Quotient of (i) aggregate As-Is Appraised Value ($) and (ii) SF.
71	UW NOI Debt Yield	Quotient of (i) UW NOI and (ii) Cut-off Date Mortgage Loan Amount ($).
72	UW NOI DSCR	Quotient of (i) UW NOI and (ii) Annual Debt Service.
76	Largest Tenant % of NSF	Quotient of the (i) Largest Tenant NSF and the (ii) SF.
80	2nd Largest Tenant % of NSF	Quotient of the (i) 2nd Largest Tenant NSF and the (ii) SF.
84	3rd Largest Tenant % of NSF	Quotient of the (i) 3rd Largest Tenant NSF and the (ii) SF.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9